6. WARRANTS AND OPTIONS (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Warrants And Options Details
Number of Warrants, Beginning	0
Number of Warrants, Granted	1,591,500
Number of Warrants, Exercised	0
Number of Warrants, Forfeited/Canceled	0
Number of Warrants, Ending	1,591,500
Number of Warrants, Exercisable	1,591,500
Weighted Average Exercise Price, Beginning	$ 0
Weighted Average Exercise Price, Granted	$ 0.33
Weighted Average Exercise Price, Exercised	$ 0
Weighted Average Exercise Price, Forfeited/Canceled	$ 0
Weighted Average Exercise Price, Ending	$ 0.34
Weighted Average Exercise Price, Exercisable	$ 0.33
Weighted Average Remaining Contractual Life (in years), Granted	2 years 8 months 23 days
Weighted Average Remaining Contractual Life (in years), Ending	2 years 8 months 23 days
Weighted Average Remaining Contractual Life (in years), Exercisable	2 years 8 months 23 days